ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 24, 2020	Lisa M. Henry T +1 617 951 7780 Lisa.Henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds II

File Nos. 033-43089; 811-06431

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds II (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 80 to its Registration Statement on Form N-1A, which was filed by electronic transmission on June 18, 2020 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG GW&K Global Allocation Fund (formerly AMG Chicago Equity Partners Balanced Fund), dated June 19, 2020; and

(ii)	Statement of Additional Information for AMG GW&K Global Allocation Fund, dated June 19, 2020.

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry

Lisa M. Henry